Capital Management (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Classes Of Share Capital [Line Items]
Summary of Authorized Shares, Issued and Fully Paid-up Shares

Authorized shares, as well as issued and fully paid-up shares, are presented below:

	2024		2023
	Amount	USD	Amount	USD
Issued and Fully Paid Up Shares of USD 0.002 each
Class A Common Shares	151,420,944	302	161,937,473	323
Class B Common Shares	134,054,192	268	134,054,192	268
	285,475,136	570	295,991,665	591
Share Capital evolution
Share Capital as of January 1	295,991,665	591	296,029,870	592
i) Issue of common shares at USD 0.002	1,067,176	2	663,897	—
ii) Warrant exercise (See note 2.11.2)	—	—	6,334,134	13
iii) Repurchase of shares	(11,583,705)	(23)	(7,036,236)	(14)
Share capital as of December 31	285,475,136	570	295,991,665	591

Summary of the Information Used as Base for Calculating Diluted Earnings Per Share

	2024	2023	2022
Profit attributable to common shareholders (U.S. Dollars)	120,416,000	148,964,000	108,682,969
Weighted average number of common shares	290,014,019	291,982,305	295,623,702
Adjustments for calculation of diluted earnings per share(1)	15,122,271	10,976,123	17,514,944
Weighted average number of common shares for calculating diluted earnings per share	305,136,290	302,958,428	313,138,646
Basic earnings per share	0.42	0.51	0.37
Diluted earnings per share	0.39	0.49	0.35

(1) As of December 31, 2024, reflects to the dilutive effect of i) 8,129,577 average shares related to share-based payment warrants (8,560,918 and 14,865,332, respectively for the years ended December 31, 2023 and December 31, 2022); and ii) 6,992,694 average shares related to share-based payment plans with employees (2,415,205 and 2,649,612, respectively for the years ended December 31, 2023 and December 31, 2022).